Business Segment and Geographic Information (Schedule of Segment Reporting Information) (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016		Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Sales	$ 1,945.5		$ 1,914.5		$ 1,777.4		$ 1,866.3		$ 1,963.6	$ 1,934.4	$ 1,885.3	$ 2,041.0	$ 7,503.7		$ 7,824.3	$ 8,384.0
Operating income (loss)	391.0	[1]	$ 394.6	[1]	$ 371.6	[1]	$ 372.5	[1]	367.4	$ 294.5	$ 247.5	$ 323.8	1,529.7	[1]	1,233.2	924.2
Depreciation and amortization													854.6		858.5	875.6
Equity affiliates' income													147.0		152.3	148.9
Expenditures for long-lived assets													907.7		1,162.4	1,299.3
Investment in net assets of and advances to equity affiliates	1,283.6								1,249.8				1,283.6		1,249.8
Total assets	18,028.6								17,316.6				18,028.6		17,316.6	17,647.6
Segment Total [Member]
Segment Reporting Information [Line Items]
Sales													7,503.7		7,824.3	8,384.0
Operating income (loss)													1,619.9		1,388.6	1,250.6
Depreciation and amortization													854.6		858.5	875.6
Equity affiliates' income													147.0		152.3	148.9
Expenditures for long-lived assets													907.7		1,162.4	1,299.3
Investment in net assets of and advances to equity affiliates	1,283.6								1,249.8				1,283.6		1,249.8	1,240.1
Total assets	16,060.1								14,760.0				16,060.1		14,760.0	15,302.0
Industrial Gases - Americas [Member]
Segment Reporting Information [Line Items]
Sales													3,344.1		3,694.5	4,079.1
Operating income (loss)													893.2		806.1	754.9
Depreciation and amortization													443.6		417.5	413.7
Equity affiliates' income													52.7		64.6	60.9
Expenditures for long-lived assets													406.6		414.5	484.2
Investment in net assets of and advances to equity affiliates	250.6								249.7				250.6		249.7	234.3
Total assets	5,896.7								5,782.5				5,896.7		5,782.5	6,249.3
Industrial Gases - EMEA [Member]
Segment Reporting Information [Line Items]
Sales													1,704.4		1,866.4	2,150.8
Operating income (loss)													384.6		331.3	351.2
Depreciation and amortization													185.7		194.3	220.2
Equity affiliates' income													36.5		42.4	44.3
Expenditures for long-lived assets													159.5		215.6	239.1
Investment in net assets of and advances to equity affiliates	580.5								564.1				580.5		564.1	552.9
Total assets	3,178.6								3,324.1				3,178.6		3,324.1	3,521.3
Industrial Gases - Asia [Member]
Segment Reporting Information [Line Items]
Sales													1,720.4		1,661.3	1,545.5
Operating income (loss)													451.0		389.3	317.2
Depreciation and amortization													197.9		209.9	210.9
Equity affiliates' income													57.8		46.1	38.0
Expenditures for long-lived assets													313.3		402.5	438.4
Investment in net assets of and advances to equity affiliates	442.5								421.7				442.5		421.7	434.1
Total assets	4,232.7								4,159.1				4,232.7		4,159.1	4,059.3
Industrial Gases - Global [Member]
Segment Reporting Information [Line Items]
Sales													498.8		286.7	296.0
Operating income (loss)													(21.3)		(51.6)	(57.3)
Depreciation and amortization													7.9		16.5	7.1
Equity affiliates' income													0.0		(0.8)	5.7
Expenditures for long-lived assets													6.0		94.8	77.7
Investment in net assets of and advances to equity affiliates	10.0								14.3				10.0		14.3	18.8
Total assets	367.6								370.5				367.6		370.5	389.4
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Sales													236.0		315.4	312.6
Operating income (loss)													(87.6)		(86.5)	(115.4)
Depreciation and amortization													19.5		20.3	23.7
Equity affiliates' income													0.0		0.0	0.0
Expenditures for long-lived assets													22.3		35.0	59.9
Investment in net assets of and advances to equity affiliates	0.0								0.0				0.0		0.0	0.0
Total assets	$ 2,384.5								$ 1,123.8				$ 2,384.5		$ 1,123.8	$ 1,082.7

[1]	Changes in estimates on projects accounted for under the percentage of completion method favorably impacted income by approximately $20 in fiscal year 2016, primarily during the fourth quarter. For additional information, see Note 1, Major Accounting Policies (Revenue Recognition).